CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									6 Months Ended			9 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue	$ 2,084,415	$ 2,039,088	$ 2,015,320	$ 2,041,943	$ 2,041,926	$ 2,043,254	$ 2,040,314	$ 2,008,201	$ 1,965,808	$ 4,054,408	$ 4,085,180	$ 3,974,009	$ 6,138,823	$ 6,127,123	$ 6,014,323
Costs and expenses:
Direct costs	1,538,951	1,455,758	1,449,258	1,433,394	1,488,256	1,467,284	1,445,742	1,426,406	1,391,922	2,905,016	2,955,540	2,818,328	4,443,967	4,388,934	4,264,070
Selling, general and administrative	197,049	205,006	198,384	205,095	194,458	177,350	185,187	187,806	200,006	403,390	371,808	387,812	600,439	576,903	572,999
Depreciation and amortization	99,030	97,718	95,958	93,029	149,635	149,181	146,032	145,059	145,126	193,676	298,816	290,185	292,706	391,845	436,217
Transaction and integration related	7,020	6,717	5,404	7,856	6,820	6,991	10,433	12,701	11,382	12,121	13,811	24,083	19,141	21,667	34,516
Restructuring	0	42,950	39,346	0	45,789	0	0	35,661	9,729	82,296	45,789	45,390	82,296	45,789	45,390
Goodwill impairment	364,248		0	0			0			0			364,248	0	0
Impairment of non-financial assets	101,027		0	0			0			0			101,027	0	0
Total costs and expenses	2,307,325	1,808,149	1,788,350	1,739,374	1,884,958	1,800,806	1,787,394	1,807,633	1,758,165	3,596,499	3,685,764	3,565,798	5,903,824	5,425,138	5,353,192
Income from operations	(222,910)	230,939	226,970	302,569	156,968	242,448	252,920	200,568	207,643	457,909	399,416	408,211	234,999	701,985	661,131
Interest income	1,761	2,054	1,802	2,434	1,237	1,930	1,273	949	1,072	3,856	3,167	2,021	5,617	5,601	3,294
Interest expense	(50,243)	(50,151)	(47,609)	(53,303)	(60,840)	(71,665)	(83,908)	(85,206)	(86,551)	(97,760)	(132,505)	(171,757)	(148,003)	(185,808)	(255,665)
Income before income tax (expense) / benefit	(271,392)	182,842	181,163	251,700	97,365	172,713	170,285	116,311	122,164	364,005	270,078	238,475	92,613	521,778	408,760
Income tax (expense) / benefit	(12,791)	20,674	(20,351)	(38,432)	(14,589)	(24,376)	(16,384)	(8,266)	(12,904)	323	(38,965)	(21,170)	(12,468)	(77,397)	(37,554)
Income before share of losses from equity method investments							153,901	108,045	109,260			217,305			371,206
Loss on equity method investments							0	0	383			383			383
Net (loss) / income	$ (284,183)	$ 203,516	$ 160,812	$ 213,268	$ 82,776	$ 148,337	$ 153,901	$ 108,045	$ 108,877	$ 364,328	$ 231,113	$ 216,922	$ 80,145	$ 444,381	$ 370,823
Net income per ordinary share:
Basic (in USD per share)	$ (3.67)	$ 2.57	$ 2.00	$ 2.57	$ 1.00	$ 1.80	$ 1.87	$ 1.32	$ 1.33	$ 4.56	$ 2.80	$ 2.65	$ 1.01	$ 5.37	$ 4.52
Diluted (in USD per share)	$ (3.67)	$ 2.56	$ 1.99	$ 2.56	$ 0.99	$ 1.78	$ 1.85	$ 1.31	$ 1.32	$ 4.54	$ 2.78	$ 2.63	$ 1.01	$ 5.33	$ 4.48
Weighted average number of ordinary shares outstanding:
Basic (in shares)	77,373,534	79,245,448	80,552,734	82,831,300	82,738,765	82,579,203	82,215,627	81,999,746	81,784,389	79,899,091	82,658,984	81,892,662	79,057,239	82,716,842	82,001,500
Diluted (in shares)	77,373,534	79,547,444	80,924,355	83,445,827	83,360,841	83,249,303	82,972,888	82,627,933	82,605,659	80,235,900	83,260,144	82,617,391	79,518,086	83,305,441	82,737,073
As Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue	$ 2,042,812	$ 2,017,357	$ 2,001,332	$ 2,030,030	$ 2,120,159	$ 2,090,386	$ 2,055,099	$ 2,020,251	$ 1,978,578	$ 4,018,689	$ 4,210,545	$ 3,998,829	$ 6,061,501	$ 6,240,575	$ 6,053,928
Costs and expenses:
Direct costs	1,488,364	1,455,758	1,442,679	1,438,616	1,493,600	1,471,367	1,449,136	1,429,540	1,395,546	2,898,437	2,964,967	2,825,086	4,386,801	4,403,583	4,274,222
Selling, general and administrative	197,049	205,006	198,384	205,095	194,458	177,350	185,187	187,806	200,006	403,390	371,808	387,812	600,439	576,903	572,999
Depreciation and amortization	98,495	97,718	95,958	93,029	149,635	149,181	146,032	145,059	145,126	193,676	298,816	290,185	292,171	391,845	436,217
Transaction and integration related	7,020	6,717	5,404	7,856	6,820	6,991	10,433	12,701	11,382	12,121	13,811	24,083	19,141	21,667	34,516
Restructuring	0	42,950	39,346	0	45,789	0	0	35,661	9,729	82,296	45,789	45,390	82,296	45,789	45,390
Goodwill impairment	165,300		0							0			165,300
Impairment of non-financial assets	0		0							0			0
Total costs and expenses	1,956,228	1,808,149	1,781,771	1,744,596	1,890,302	1,804,889	1,790,788	1,810,767	1,761,789	3,589,920	3,695,191	3,572,556	5,546,148	5,439,787	5,363,344
Income from operations	86,584	209,208	219,561	285,434	229,857	285,497	264,311	209,484	216,789	428,769	515,354	426,273	515,353	800,788	690,584
Interest income	1,761	2,054	1,802	2,434	1,237	1,930	1,273	949	1,072	3,856	3,167	2,021	5,617	5,601	3,294
Interest expense	(50,243)	(50,151)	(47,609)	(53,303)	(60,840)	(71,665)	(83,908)	(85,206)	(86,551)	(97,760)	(132,505)	(171,757)	(148,003)	(185,808)	(255,665)
Income before income tax (expense) / benefit	38,102	161,111	173,754	234,565	170,254	215,762	181,676	125,227	131,310	334,865	386,016	256,537	372,967	620,581	438,213
Income tax (expense) / benefit	(35,747)	21,861	(19,603)	(37,437)	(23,344)	(28,324)	(18,011)	(9,629)	(14,273)	2,258	(51,668)	(23,902)	(33,489)	(89,105)	(41,913)
Income before share of losses from equity method investments							163,665	115,598	117,037			232,635			396,300
Loss on equity method investments							0	0	383			383			383
Net (loss) / income	$ 2,355	$ 182,972	$ 154,151	$ 197,128	$ 146,910	$ 187,438	$ 163,665	$ 115,598	$ 116,654	$ 337,123	$ 334,348	$ 232,252	$ 339,478	$ 531,476	$ 395,917
Net income per ordinary share:
Basic (in USD per share)	$ 0.03	$ 2.31	$ 1.91	$ 2.38	$ 1.78	$ 2.27	$ 1.99	$ 1.41	$ 1.43	$ 4.22	$ 4.04	$ 2.84	$ 4.29	$ 6.43	$ 4.83
Diluted (in USD per share)	$ 0.03	$ 2.30	$ 1.90	$ 2.36	$ 1.76	$ 2.25	$ 1.97	$ 1.40	$ 1.41	$ 4.20	$ 4.02	$ 2.81	$ 4.27	$ 6.38	$ 4.79
Weighted average number of ordinary shares outstanding:
Basic (in shares)	77,373,534	79,245,448	80,552,734	82,831,300	82,738,765	82,579,203	82,215,627	81,999,746	81,784,389	79,899,091	82,658,984	81,892,662	79,057,239	82,716,842	82,001,500
Diluted (in shares)	78,082,459	79,547,444	80,924,355	83,445,827	83,360,841	83,249,303	82,972,888	82,627,933	82,605,659	80,235,900	83,260,144	82,617,391	79,518,086	83,305,441	82,737,073
Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue	$ 41,603	$ 21,731	$ 13,988	$ 11,913	$ (78,233)	$ (47,132)	$ (14,785)	$ (12,050)	$ (12,770)	$ 35,719	$ (125,365)	$ (24,820)	$ 77,322	$ (113,452)	$ (39,605)
Costs and expenses:
Direct costs	50,587	0	6,579	(5,222)	(5,344)	(4,083)	(3,394)	(3,134)	(3,624)	6,579	(9,427)	(6,758)	57,166	(14,649)	(10,152)
Selling, general and administrative	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Depreciation and amortization	535	0	0	0	0	0	0	0	0	0	0	0	535	0	0
Transaction and integration related	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Restructuring	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Goodwill impairment	198,948		0							0			198,948
Impairment of non-financial assets	101,027		0							0			101,027
Total costs and expenses	351,097	0	6,579	(5,222)	(5,344)	(4,083)	(3,394)	(3,134)	(3,624)	6,579	(9,427)	(6,758)	357,676	(14,649)	(10,152)
Income from operations	(309,494)	21,731	7,409	17,135	(72,889)	(43,049)	(11,391)	(8,916)	(9,146)	29,140	(115,938)	(18,062)	(280,354)	(98,803)	(29,453)
Interest income	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Interest expense	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Income before income tax (expense) / benefit	(309,494)	21,731	7,409	17,135	(72,889)	(43,049)	(11,391)	(8,916)	(9,146)	29,140	(115,938)	(18,062)	(280,354)	(98,803)	(29,453)
Income tax (expense) / benefit	22,956	(1,187)	(748)	(995)	8,755	3,948	1,627	1,363	1,369	(1,935)	12,703	2,732	21,021	11,708	4,359
Income before share of losses from equity method investments							(9,764)	(7,553)	(7,777)			(15,330)			(25,094)
Loss on equity method investments							0	0	0			0			0
Net (loss) / income	$ (286,538)	$ 20,544	$ 6,661	$ 16,140	$ (64,134)	$ (39,101)	$ (9,764)	$ (7,553)	$ (7,777)	$ 27,205	$ (103,235)	$ (15,330)	$ (259,333)	$ (87,095)	$ (25,094)
Net income per ordinary share:
Basic (in USD per share)
Diluted (in USD per share)
Weighted average number of ordinary shares outstanding:
Basic (in shares)
Diluted (in shares)